Supplement to the

Fidelity® Global High Income Fund (FGHNX)

A Class of shares of Fidelity Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2015

The following information replaces similar information found in the "Management Contract" section beginning on page 52.

The following table provides information relating to other accounts managed by Mr. Lank as of April 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	9	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,570	$ 20,916	$ 1,363
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Global High Income Fund managed by Mr. Lank ($80 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2015, the dollar range of shares of Fidelity Global High Income Fund beneficially owned by Mr. Lank was none.

GHIB-15-01  September 18, 2015
1.932870.104

Supplement to the

Fidelity Advisor® Global High Income Fund

Class A (FGHAX), Class T (FGHTX), Class C (FGHCX), and Institutional Class (FGHIX)

(Effective July 1, 2015, Institutional Class will be renamed Class I)

Classes of Shares of Fidelity® Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2015

The following information replaces similar information found in the "Management Contract" section beginning on page 52.

The following table provides information relating to other accounts managed by Mr. Lank as of April 30, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	9	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,570	$ 20,916	$ 1,363
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Global High Income Fund managed by Mr. Lank ($80 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2015, the dollar range of shares of Fidelity Global High Income Fund beneficially owned by Mr. Lank was none.

AGHI-AGHIIB-15-02  September 18, 2015
1.932871.105